Cover	Mar. 01, 2022
Cover [Abstract]
Entity Registrant Name	WORTHINGTON INDUSTRIES, INC
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amended Current Report on Form 8-K/A is being filed solely for the purpose of amending and restating Item 5.02 of the Current Report on Form 8-K of Worthington Industries, Inc. (the “Registrant”) filed at approximately 4:30 p.m., Eastern Time, on March 1, 2022. This amended Current Report includes the terms of Steven R. Witt’s compensation arrangements in his new position with the Registrant.
Document Period End Date	Mar. 01, 2022
Entity Central Index Key	0000108516
Entity Emerging Growth Company	false
Entity File Number	1-8399
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1189815
Entity Address, Address Line One	200 Old Wilson Bridge Road
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43085
City Area Code	614
Local Phone Number	438-3210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Shares, without par value
Trading Symbol	WOR
Name of each exchange on which registered	NYSE